Fair Value of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities

The table below provides a summary of the changes in fair value of the derivative liabilities related to Convertible notes using significant unobservable inputs (level 3):

	Year Ended December 31,
Derivative liabilities:	2022	2021
Balance, beginning of period	$—	$127,000
Derivative liability on convertible notes payable	—	2,821,000
Loss (Gain) on fair value of embedded features	—	203,000
Extinguishment of derivative liability in connection with debt conversion	—	(3,151,000)
Balance, end of period	$—	$—

	Years Ended December 31,
Warrant liabilities:	2022	2021
Balance, beginning of period	$—	$85,260
Warrant liability	343,735	320,460
(Gain) loss on fair value of warrant liability	(98,394)	1,546,280
Reclassification of warrant liability to equity	—	(1,952,000)
Balance, end of period	$245,341	$—

Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities	The fair value of the warrant liabilities recorded are as follows:

	Fair value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	245,341	—	—	245,341
Total liabilities	$245,341	$—	$—	$245,341